PROGRAMMING AND OTHER INVENTORY - Expected Amortization of Released Programming Inventory (Details) $ in Millions	Dec. 31, 2025 USD ($)
Licensed program rights
2026	$ 2,213
2027	396
2028	156
Individual monetization
2026	348
2027	183
2028	126
Film group monetization
2026	2,803
2027	1,536
2028	$ 1,068